Schedule of Fair Value of Option Granted Black Scholes (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.90%	4.10%
Expected volatility	90.00%	100.00%
Expected term	7 years
Expected dividend	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		5 years 4 months 24 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		6 years 4 months 24 days